Annual Fund Operating Expenses	Feb. 02, 2026
Upright Assets Allocation Plus Fund | Upright Assets Allocation Plus Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.66%
Acquired Fund Fees and Expenses	0.53%	[1]
Net Expenses (as a percentage of Assets)	2.49%
Upright Growth & Income Fund | Upright Growth & Income Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.78%
Acquired Fund Fees and Expenses	0.25%	[2]
Net Expenses (as a percentage of Assets)	2.53%
Upright Growth Fund | Upright Growth Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.79%
Acquired Fund Fees and Expenses	0.16%	[3]
Net Expenses (as a percentage of Assets)	2.45%

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.